SCHEDULE OF OUTSTANDING WARRANTS (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,928,329	4,928,329	4,928,329	4,386,234	2,822,789
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,063,325	1,063,325	1,063,325
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 4.90		₪ 17.8545
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	546,653	546,653	546,653
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 4.90		₪ 17.8545
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	88,440	88,440	88,440
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 19.90		₪ 72.563
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	433,825	433,825	433,825
Expiry date	May 28, 2026
Exercise price | (per share)	$ 19.90		₪ 72.563
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	652,546	652,546	652,546
Expiry date	Nov. 06, 2024
Exercise price | (per share)	$ 3.67	$ 5.10
Warrants six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	383,785	383,785	383,785
Expiry date	Mar. 13, 2025
Exercise price | (per share)	$ 4.375	$ 5.88
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	846,738	846,738	846,738
Expiry date	Jun. 12, 2025
Exercise price | (per share)	$ 5.50	$ 7.33
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	300,621	300,621	300,621
Expiry date	Dec. 12, 2025
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	591.062	591.062	591.062
Expiry date	Jan. 04, 2026
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,333	21,333	21,333
Expiry date	Oct. 02, 2026
Exercise price | (per share)	$ 1.875	$ 2.70